Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Liabilities

($ millions)	2019	2018
Long-term compensation liability	2.3	6.5
Lease liability	31.3	—
Decommissioning liability	35.0	26.9
Lease inducement (1)	—	3.4
Onerous contracts provision (1)	—	2.6
Other current liabilities	68.6	39.4

(1)
On adoption of IFRS 16 the Company elected to use the practical expedient to apply the previous assessment under IAS 37 for onerous contracts and deferred lease inducements. See Note 4 - "Changes in Accounting Policies" for additional information.